Document And Entity Information	Nov. 26, 2025
Document Information [Line Items]
Entity, Registrant Name	Cassava Sciences, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 26, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41905
Entity, Tax Identification Number	91-1911336
Entity, Address, Address Line One	6801 N Capital of Texas Highway
Entity, Address, Address Line Two	Building 1; Suite 300
Entity, Address, City or Town	Austin
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78731
City Area Code	512
Local Phone Number	501-2444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SAVA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001069530